Debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Carrying Value of Long-Term Debt
The following table is a summary of the Company’s borrowings as of December 31:

In millions	2018	2017
Short-term debt
Commercial paper	$720	$1,276

Long-term debt
1.9% senior notes due July 2018	—	2,250
2.25% senior notes due December 2018	—	1,250
2.2% senior notes due March 2019	375	—
2.25% senior notes due August 2019	850	850
3.125% senior notes due March 2020	2,000	—
Floating rate notes due March 2020	1,000	—
2.8% senior notes due July 2020	2,750	2,750
3.35% senior notes due March 2021	3,000	—
Floating rate notes due March 2021	1,000	—
4.125% senior notes due May 2021	550	550
2.125% senior notes due June 2021	1,750	1,750
4.125% senior notes due June 2021	500	—
5.45% senior notes due June 2021	600	—
3-Year tranche loan due November 2021	3,000	—
3.5% senior notes due July 2022	1,500	1,500
2.75% senior notes due November 2022	1,000	—
2.75% senior notes due December 2022	1,250	1,250
4.75% senior notes due December 2022	399	399
3.7% senior notes due March 2023	6,000	—
2.8% senior notes due June 2023	1,300	—
4% senior notes due December 2023	1,250	1,250
3.375% senior notes due August 2024	650	650
3.5% senior notes due November 2024	750	—
5% senior notes due December 2024	299	299
4.1% senior notes due March 2025	5,000	—
3.875% senior notes due July 2025	2,828	2,828
2.875% senior notes due June 2026	1,750	1,750
6.25% senior notes due June 2027	372	372
4.3% senior notes due March 2028	9,000	—
4.875% senior notes due July 2035	652	652
3.25% senior exchange debentures due December 2035	—	1
6.625% senior notes due June 2036	771	—
6.75% senior notes due December 2037	533	—
4.78% senior notes due March 2038	5,000	—
6.125% senior notes due September 2039	447	447
5.75% senior notes due May 2041	133	133
4.5% senior notes due May 2042	500	—
4.125% senior notes due November 2042	500	—
5.3% senior notes due December 2043	750	750
4.75% senior notes due March 2044	375	—
5.125% senior notes due July 2045	3,500	3,500
3.875% senior notes due August 2047	1,000	—
5.05% senior notes due March 2048	8,000	—
Capital lease obligations	642	670
Other	19	43
Total debt principal	74,265	27,170
Debt premiums	302	28
Debt discounts and deferred financing costs	(1,138)	(196)
	73,429	27,002
Less:
Short-term debt (commercial paper)	(720)	(1,276)
Current portion of long-term debt	(1,265)	(3,545)
Long-term debt	$71,444	$22,181

Schedule of Maturities of Long-term Debt
The following is a summary of the Company’s required principal debt repayments due during each of the next five years and thereafter, as of December 31, 2018:

In millions
2019	$1,985
2020	5,775
2021	10,427
2022	4,178
2023	8,581
Thereafter	43,319
Total	$74,265